Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Contract Balances
The Company’s contract liabilities consist of deferred revenue. The changes in the Company’s contract liabilities were as follows (in thousands):

Balance at December 31, 2019	$2,488
Revenue recognized	(45,585)
Bookings and other	43,848
Balance at December 31, 2020	751
Revenue recognized	(105,356)
Bookings and other	107,682
Balance at December 31, 2021	$3,077
Substantially all deferred revenue as of December 30, 2020 and December 31, 2019 was recognized as revenue during the years ended December 31, 2021 and 2020, respectively.